Long-Term Debt (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Oct. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 4,302
Other Long-term Debt	4,271		$ 4,034
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	34
Long-term Debt, Maturities, Repayments of Principal in Year Two	254
Long-term Debt, Maturities, Repayments of Principal in Year Three	351
Long-term Debt, Maturities, Repayments of Principal in Year Four	500
Long-term Debt, Maturities, Repayments of Principal in Year Five	1
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,162
Eligible Property Subject To Lien Of Mortgages	13,000
MEC First Mortgage Bonds, 2.40%, Due March 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500
Other Long-term Debt	$ 499		$ 498
Debt Instrument, Interest Rate, Stated Percentage	2.40%		2.40%
MEC First Mortgage Bonds, 3.70%, Due September 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 250
Other Long-term Debt	$ 248		$ 248
Debt Instrument, Interest Rate, Stated Percentage	3.70%		3.70%
MEC First Mortgage Bonds, 3.50%, Due October 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500
Other Long-term Debt	$ 502		$ 296
Debt Instrument, Interest Rate, Stated Percentage	3.50%		3.50%
MEC First Mortgage Bonds, 4.80%, Due September 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 350
Other Long-term Debt	$ 345		$ 345
Debt Instrument, Interest Rate, Stated Percentage	4.80%		4.80%
MEC First Mortgage Bonds, 4.40%, Due October 2044 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400
Other Long-term Debt	$ 394		$ 394
Debt Instrument, Interest Rate, Stated Percentage	4.40%		4.40%
MEC First Mortgage Bonds, 4.25%, Due May 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 450
Other Long-term Debt	$ 444		$ 0
Debt Instrument, Interest Rate, Stated Percentage	4.25%		4.25%
MEC Notes, 5.95% Series, due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 250
Other Long-term Debt	$ 250		$ 250
Debt Instrument, Interest Rate, Stated Percentage	5.95%		5.95%
MEC Notes, 5.3% Series, due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 350
Other Long-term Debt	$ 349		$ 349
Debt Instrument, Interest Rate, Stated Percentage	5.30%		5.30%
MEC Notes, 6.75% Series, due 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400
Other Long-term Debt	$ 395		$ 395
Debt Instrument, Interest Rate, Stated Percentage	6.75%		6.75%
MEC Notes, 5.75% Series, due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 300
Other Long-term Debt	$ 298		$ 298
Debt Instrument, Interest Rate, Stated Percentage	5.75%		5.75%
MEC Notes, 5.8% Series, due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 350
Other Long-term Debt	$ 347		$ 347
Debt Instrument, Interest Rate, Stated Percentage	5.80%		5.80%
Turbine Purchase Obligation, 1.43%, Due December 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 0
Other Long-term Debt	0		$ 420
Vendor Financing, Discount Rate Applied			1.43%
MEC Transmission Upgrade Obligation, 4.449%, Due Through 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	5
Other Long-term Debt	$ 4		$ 0
Vendor Financing, Discount Rate Applied	4.45%
Variable Rate Tax Exempt Obligation Series Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 34
Other Long-term Debt	33		33
Variable Rate Tax Exempt Obligation Series Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	4
Other Long-term Debt	4		4
Variable Rate Tax Exempt Obligation Series due 2023, issued 1993 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	7
Other Long-term Debt	7		7
Variable Rate Tax Exempt Obligation Series Due 2023, issued in 2008 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	57
Other Long-term Debt	57		57
Variable-rate tax-exempt obligation series due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	35
Other Long-term Debt	35		35
Variable-rate tax-exempt obligation series, due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	13
Other Long-term Debt	13		13
Variable-rate tax-exempt obligation series, due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	45
Other Long-term Debt	45		45
Capital Lease Obligations, 4.16%, Due Through 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	2
Other Long-term Debt	$ 2		$ 0
Debt Instrument, Interest Rate, Stated Percentage	4.16%
Tax-exempt bond obligations, variable rate, due 2016-2038 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.03%		0.07%
Committed Common Equity Percentage To Regulators Beyond Companies Control [Member]
Debt Instrument [Line Items]
Common equity to total capitalization percentage below which reasonable efforts to maintain agreed to percentage is not required	39.00%
Committed Common Equity Percentage To Regulators [Member]
Debt Instrument [Line Items]
Common equity to total capitalization percentage	42.00%
Common Equity Level To Total Capitalization [Member]
Debt Instrument [Line Items]
Common Equity Level To Total Capitalization	52.00%
Dividend Restriction For Common Equity Commitment [Member]
Debt Instrument [Line Items]
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 1,600
MidAmerican Energy Company [Member] | First Mortgage Bonds Issued October 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 650
MidAmerican Energy Company [Member] | Turbine Purchase Obligation, 1.43%, Due December 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount	$ 426